AB Fixed Income Taxable Portfolio [Member] Average Annual Total Returns - AB Fixed-Income Taxable Portfolio		12 Months Ended	60 Months Ended	65 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.26%	(0.50%)		1.40%
Performance Inception Date	[1]			Jul. 23, 2019
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(0.49%)	(1.79%)		0.07%
Performance Inception Date	[1]			Jul. 23, 2019
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	0.74%	(0.85%)		0.54%
Performance Inception Date	[1]			Jul. 23, 2019

[1]
Inception date of Class Z shares: July 23, 2019. Performance information for periods prior to the inception of Class Z shares is the performance of the Portfolio’s Core Bond Class shares, adjusted to reflect the net expense differences between the Core Bond Class and Class Z shares.